THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JANUARY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 91.0%
	Shares	Value
AEROSPACE/DEFENSE EQUIPMENT — 3.2%
Raytheon	33,000	$7,291,020

AIR FREIGHT & LOGISTICS — 2.9%
United Parcel Service, Cl B	63,000	6,521,760

AIRLINES — 3.1%
Delta Air Lines	125,000	6,967,500

BANKS — 3.9%
Citigroup	58,000	4,315,780
Wells Fargo	95,000	4,459,300
		8,775,080
BIOTECHNOLOGY — 4.7%
Biogen *	15,000	4,032,750
Gilead Sciences	105,000	6,636,000
		10,668,750
CAPITAL MARKETS — 7.7%
Charles Schwab	110,000	5,010,500
Goldman Sachs Group	32,000	7,608,000
KKR	150,000	4,785,000
		17,403,500
CHEMICALS — 5.3%
Corteva	270,000	7,808,400
Dow	90,000	4,146,300
		11,954,700
CONSUMER FINANCE — 3.3%
American Express	58,000	7,532,460

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.3%
Verizon Communications	125,000	7,430,000

ELECTRICAL EQUIPMENT — 3.0%
Rockwell Automation	35,000	6,708,100

HEALTH CARE EQUIPMENT & SERVICES — 2.2%
Medtronic	42,000	4,848,480

HEALTH CARE PROVIDERS & SERVICES — 2.4%
Centene *	85,000	5,338,850

HOUSEHOLD PRODUCTS — 2.3%
Colgate-Palmolive	71,000	5,238,380

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JANUARY 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INSURANCE — 5.9%
American International Group	140,000	$7,036,400
Principal Financial Group	117,000	6,195,150
		13,231,550
INTERACTIVE MEDIA & SERVICES — 6.6%
Alphabet, Cl A *	5,000	7,163,900
Twitter *	235,000	7,632,800
		14,796,700
INTERNET & DIRECT MARKETING RETAIL — 2.9%
Booking Holdings *	3,600	6,589,980

MACHINERY — 2.0%
Stanley Black & Decker	28,000	4,461,240

OIL, GAS & CONSUMABLE FUELS — 2.7%
Chevron	58,000	6,214,120

PHARMACEUTICALS — 3.0%
Johnson & Johnson	46,000	6,848,020

REAL ESTATE INVESTMENT TRUSTS — 2.3%
Invitation Homes	164,480	5,176,186

SEMI-CONDUCTORS & EQUIPMENT — 7.1%
Applied Materials	76,000	4,407,240
Marvell Technology Group	295,000	7,091,800
Skyworks Solutions	39,000	4,412,850
		15,911,890
SOFTWARE — 3.0%
VMware, Cl A *	46,000	6,810,760

SPECIALTY RETAIL — 3.1%
Home Depot	30,000	6,843,000

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS — 3.0%
HP	320,000	6,822,400

WATER UTILITIES — 2.1%
American Water Works	35,000	4,767,000

TOTAL COMMON STOCK
(Cost $172,354,930)		205,151,426
TOTAL INVESTMENTS— 91.0%
(Cost $172,354,930)		$205,151,426

a

Percentages are based on Net Assets of $225,408,492.
*	Non-income producing security.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JANUARY 31, 2020 (Unaudited)

Cl — Class

As of January 31, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi‑annual or annual financial statements.

CMB-QH-007-2500

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
JANUARY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 92.8%
	Shares	Value
AEROSPACE/DEFENSE EQUIPMENT — 2.9%
Huntington Ingalls Industries	6,800	$1,774,800

AIR FREIGHT & LOGISTICS — 2.4%
Expeditors International of Washington	19,900	1,453,496

AIRLINES — 2.3%
Alaska Air Group	22,300	1,440,357

BANKS — 9.6%
BankUnited	41,900	1,382,700
East West Bancorp	34,300	1,572,312
PacWest Bancorp	43,600	1,528,180
Zions Bancorp	31,100	1,414,739
		5,897,931
BIOTECHNOLOGY — 2.5%
Incyte *	21,500	1,571,005

BUILDING PRODUCTS — 2.5%
AO Smith	36,000	1,536,840

CHEMICALS — 2.3%
Westlake Chemical	22,900	1,401,480

DIVERSIFIED FINANCIAL SERVICES — 2.5%
Equitable Holdings	63,800	1,532,476

ELECTRICAL EQUIPMENT — 2.5%
Hubbell, Cl B	10,600	1,518,238

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.2%
IPG Photonics *	10,300	1,315,001

GAS UTILITIES — 2.8%
Atmos Energy	14,500	1,696,935

INSURANCE — 10.5%
American Financial Group	13,800	1,501,302
Arch Capital Group *	37,900	1,673,664
Axis Capital Holdings	27,100	1,741,175
Fidelity National Financial	31,700	1,545,375
		6,461,516

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
JANUARY 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
IT SERVICES — 9.6%
Euronet Worldwide *	9,200	$1,450,288
Leidos Holdings	17,700	1,778,319
MAXIMUS	18,100	1,298,675
Sabre	64,000	1,378,560
		5,905,842
LIFE SCIENCES TOOLS & SERVICES — 4.8%
Bruker	33,200	1,642,404
QIAGEN *	38,500	1,300,530
		2,942,934
MACHINERY — 5.1%
Lincoln Electric Holdings	16,000	1,426,880
Toro	21,000	1,680,420
		3,107,300
OIL, GAS & CONSUMABLE FUELS — 1.1%
Magnolia Oil & Gas *	63,600	669,072

REAL ESTATE INVESTMENT TRUSTS — 5.2%
Invitation Homes	47,900	1,507,413
VICI Properties	62,200	1,666,960
		3,174,373
ROAD & RAIL — 2.3%
Knight-Swift Transportation Holdings, Cl A	39,000	1,446,120

SEMI-CONDUCTORS & INSTRUMENTS — 4.7%
ON Semiconductor *	72,000	1,666,800
Qorvo *	11,300	1,196,218
		2,863,018
SOFTWARE — 2.7%
CDK Global	31,200	1,674,816

SPECIALTY RETAIL — 4.9%
Advance Auto Parts	11,400	1,501,950
Penske Automotive Group	31,600	1,484,252
		2,986,202
TEXTILES, APPAREL & LUXURY GOODS — 2.5%
Levi Strauss, Cl A	78,800	1,547,632

TRADING COMPANIES & DISTRIBUTORS — 2.3%
Air Lease, Cl A	32,500	1,395,550

WATER UTILITIES — 2.6%
Aqua America	31,200	1,620,528

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
JANUARY 31, 2020 (Unaudited)

COMMON STOCK — continued
Value
TOTAL COMMON STOCK
(Cost $48,040,620)	$56,933,462
TOTAL INVESTMENTS— 92.8%
(Cost $48,040,620)	$56,933,462

Percentages are based on Net Assets of $61,362,243.
*	Non-income producing security.

Cl — Class

As of January 31, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2020 there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi‑annual or annual financial statements.

CMB‑QH‑011-1800

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JANUARY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.5%
	Shares	Value
AIR FREIGHT & LOGISTICS — 2.2%
Forward Air	27,000	$1,767,150

BANKS — 12.0%
First Midwest Bancorp	80,800	1,611,152
Independent Bank Group	29,800	1,594,896
TCF Financial	43,000	1,818,040
Umpqua Holdings	98,000	1,656,200
United Bankshares	43,300	1,485,190
United Community Banks	60,900	1,700,328
		9,865,806
BIOTECHNOLOGY — 4.0%
Athenex *	52,000	696,280
Emergent BioSolutions *	30,600	1,685,754
Stemline Therapeutics *	132,978	881,644
		3,263,678
BUILDING PRODUCTS — 2.2%
PGT Innovations *	113,800	1,763,900

CHEMICALS — 2.6%
Cabot	35,600	1,418,660
Orion Engineered Carbons	44,800	703,360
		2,122,020
COMMERCIAL SERVICES & SUPPLIES — 4.0%
Healthcare Services Group	65,200	1,669,120
Interface, Cl A	100,800	1,620,864
		3,289,984
COMMUNICATIONS EQUIPMENT — 1.8%
ViaSat *	23,000	1,463,950

CONSTRUCTION & ENGINEERING — 2.3%
NV5 Global *	30,600	1,900,566

ELECTRIC UTILITIES — 4.5%
IDACORP	16,300	1,828,697
PNM Resources	34,600	1,876,358
		3,705,055
ELECTRICAL EQUIPMENT — 4.2%
EnerSys	22,500	1,619,100
nVent Electric	74,200	1,847,580
		3,466,680
ELECTRONIC EQUIPMENT INSTRUMENTS & COMPONENTS — 2.0%
Vishay Intertechnology	80,500	1,633,345

FOOD PRODUCTS — 1.9%
Hain Celestial Group *	64,200	1,554,282

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JANUARY 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 4.4%
BioTelemetry *	37,500	$1,834,500
CorVel *	19,661	1,800,358
		3,634,858
HEALTH CARE TECHNOLOGY — 1.9%
HMS Holdings *	58,300	1,592,756

INSURANCE — 8.6%
Axis Capital Holdings	27,900	1,792,575
First American Financial	26,700	1,654,866
James River Group Holdings	42,000	1,803,480
RenaissanceRe Holdings	9,600	1,818,624
		7,069,545
INTERACTIVE MEDIA & SERVICES — 1.9%
Yelp, Cl A *	46,900	1,528,940

IT SERVICES — 2.2%
Science Applications International	20,750	1,821,228

LIFE SCIENCES TOOLS & SERVICES — 2.0%
Bruker	32,600	1,612,722

MACHINERY — 3.6%
Alamo Group	8,252	1,027,869
Mueller Water Products, Cl A	164,200	1,912,930
		2,940,799
OIL, GAS & CONSUMABLE FUELS — 2.4%
Delek US Holdings	45,500	1,249,430
Magnolia Oil & Gas *	69,000	725,880
		1,975,310
PROFESSIONAL SERVICES — 2.0%
ManpowerGroup	18,300	1,674,267

REAL ESTATE INVESTMENT TRUST — 4.1%
American Homes 4 Rent, Cl A	64,200	1,754,586
Hudson Pacific Properties	44,700	1,624,398
		3,378,984
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.0%
Marcus & Millichap *	45,400	1,607,160

SEMI-CONDUCTORS & EQUIPMENT — 3.9%
Advanced Energy Industries *	23,000	1,608,620
Rambus *	102,000	1,618,740
		3,227,360
SOFTWARE — 4.0%
Cerence *	85,000	1,814,750
CommVault Systems *	32,500	1,463,150
		3,277,900

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JANUARY 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SPECIALTY RETAIL — 1.8%
Penske Automotive Group	31,600	$1,484,252

TEXTILES, APPAREL & LUXURY GOODS — 2.1%
Carter’s	15,800	1,675,906

TRADING COMPANIES & DISTRIBUTORS — 1.9%
Air Lease, Cl A	36,700	1,575,898

WIRELESS TELECOMMUNICATION SERVICES — 2.0%
Telephone & Data Systems	70,500	1,598,940

TOTAL COMMON STOCK
(Cost $68,806,124)		77,473,241
TOTAL INVESTMENTS— 94.5%
(Cost $68,806,124)		$77,473,241

Percentages are based on Net Assets of $82,018,729.
*	Non-income producing security.

Cl — Class

As of January 31, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2020 there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi‑annual or annual financial statements.

CMB-QH-009-2500

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND
JANUARY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.2%
	Shares	Value
CANADA — 1.6%
Nutrien	815,000	$34,792,350

DENMARK — 2.2%
Carlsberg, Cl B	330,000	48,273,064

FINLAND — 2.0%
Nordea Bank Abp	5,600,000	44,094,083

FRANCE — 16.5%
Accor	950,000	38,827,362
Airbus	340,000	50,062,672
AXA	1,740,000	46,277,828
Capgemini	360,000	44,665,765
Cie de Saint-Gobain	1,120,000	42,329,248
Danone	780,000	62,461,914
Engie	2,552,000	43,889,176
Sanofi	336,000	32,282,266
		360,796,231
GERMANY — 15.4%
BASF	515,000	34,753,573
Deutsche Boerse	300,000	48,725,579
Deutsche Post	1,350,000	47,131,016
E.ON	3,900,000	44,186,887
RWE	1,266,000	43,974,637
SAP	520,000	67,662,249
Siemens Healthineers	1,050,000	49,237,143
		335,671,084
HONG KONG — 4.8%
AIA Group	6,360,000	62,488,368
Sands China	9,000,000	43,097,478
		105,585,846
JAPAN — 10.2%
FANUC	240,000	43,671,878
Hitachi	1,250,000	47,654,890
Japan Airlines	1,460,000	41,308,812
Murata Manufacturing	750,000	42,774,664
Otsuka Holdings	1,050,000	46,753,780
		222,164,024
NETHERLANDS — 12.8%
AerCap Holdings *	700,000	39,627,000
ASML Holding	160,000	44,930,134
Koninklijke DSM	362,000	44,162,404
NXP Semiconductors	365,000	46,303,900
Prosus *	920,000	66,396,056
Royal Dutch Shell ADR, Cl A	730,000	38,069,500
		279,488,994

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND
JANUARY 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
NORWAY — 1.9%
DNB	2,300,000	$40,362,974

SINGAPORE — 2.0%
DBS Group Holdings	2,350,000	43,292,600

SPAIN — 4.8%
ACS Actividades de Construccion y Servicios	1,000,000	33,197,726
Industria de Diseno Textil	1,400,000	47,038,204
Repsol	1,763,940	24,337,038
		104,572,968
SWITZERLAND — 6.7%
Adecco Group	680,000	39,796,581
Julius Baer Group	1,000,000	49,897,480
Roche Holding	170,000	57,056,407
		146,750,468
UNITED KINGDOM — 14.3%
Anglo American	1,800,000	46,928,908
BAE Systems	6,100,000	50,748,588
HSBC Holdings ADR	1,100,000	39,919,000
Lloyds Banking Group	63,000,000	46,981,895
Reckitt Benckiser Group	580,000	48,039,000
Rolls-Royce Holdings	3,728,110	32,803,622
Smith & Nephew ADR	975,000	46,809,750
		312,230,763
TOTAL COMMON STOCK
(Cost $1,802,125,870)		2,078,075,449
TOTAL INVESTMENTS — 95.2%
(Cost $1,802,125,870)		$2,078,075,449

Percentages are based on Net Assets of $2,183,708,641.
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND
JANUARY 31, 2020 (Unaudited)

The following is a summary of the inputs used as of January 31, 2020, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2 †	Level 3	Total

Common Stock
Canada	$34,792,350	$—	$—	$34,792,350
Denmark	—	48,273,064	—	48,273,064
Finland	—	44,094,083	—	44,094,083
France	—	360,796,231	—	360,796,231
Germany	—	335,671,084	—	335,671,084
Hong Kong	—	105,585,846	—	105,585,846
Japan	—	222,164,024	—	222,164,024
Netherlands	124,000,400	155,488,594	—	279,488,994
Norway	—	40,362,974	—	40,362,974
Singapore	—	43,292,600	—	43,292,600
Spain	—	104,572,968	—	104,572,968
Switzerland	—	146,750,468	—	146,750,468
United Kingdom	86,728,750	225,502,013	—	312,230,763
Total Common Stock	245,521,500	1,832,553,949	—	2,078,075,449
Total Investments in Securities	$245,521,500	$1,832,553,949	$—	$2,078,075,449

†	Represents securities trading outside the United States, the values of which were adjusted as a result of fair value.

For the period ended January 31, 2020, there were no transfers in or out of Level 3.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi‑annual or annual financial statements.

CMB‑QH‑008-2500

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL SMALL CAP FUND
JANUARY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 91.7%
	Shares	Value
CHINA — 4.1%
Greatview Aseptic Packaging	86,515	$34,374
Zai Lab ADR *	1,554	79,238
		113,612
DENMARK — 2.3%
GN Store Nord	1,280	63,612

FINLAND — 1.8%
Nokian Renkaat	1,876	50,440

FRANCE — 14.2%
Air France-KLM *	4,581	42,449
Eurazeo	784	56,208
Euronext	676	58,709
Fnac Darty *	831	40,528
JCDecaux	1,813	48,422
Remy Cointreau	488	51,547
Vilmorin & Cie	963	46,695
Virbac *	202	49,425
		393,983
GERMANY — 10.2%
Brenntag	1,150	59,492
Duerr	1,432	42,820
Gerresheimer	845	66,813
HOCHTIEF	458	52,918
KION Group	962	60,015
		282,058
HONG KONG — 1.9%
ASM Pacific Technology	3,840	51,804

HUNGARY — 2.5%
Richter Gedeon Nyrt	3,165	67,967

ITALY — 4.5%
Azimut Holding	2,696	66,143
Buzzi Unicem	2,496	58,327
		124,470
JAPAN — 13.1%
DeNA *	2,500	41,182
Ichigo	17,700	66,680
OKUMA	1,050	48,215
Rohm	800	57,509
Sapporo Holdings	2,246	54,292
T Hasegawa	2,300	47,120
Taiyo Yuden	1,700	49,169
		364,167

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL SMALL CAP FUND
JANUARY 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
LUXEMBOURG — 2.1%
L’Occitane International	27,450	$58,161

NORWAY — 2.2%
Schibsted, Cl A	2,050	61,853

SPAIN — 2.1%
Cia de Distribucion Integral Logista Holdings	2,593	58,349

SWITZERLAND — 2.0%
VAT Group *	362	54,552

UNITED KINGDOM — 18.5%
Britvic	4,289	52,315
ContourGlobal	26,329	66,650
Electrocomponents	8,064	70,456
Greencore Group	17,119	55,441
Lancashire Holdings	7,572	74,867
LivaNova *	630	42,821
Senior	24,959	54,876
Tate & Lyle	5,958	62,179
Virgin Money UK *	15,600	33,784
		513,389
UNITED STATES — 10.2%
Autohome ADR *	800	61,184
Despegar.com *	3,808	56,397
ICON *	340	57,331
Lazard (A)	1,095	45,946
Pagseguro Digital, Cl A *	1,890	61,406
		282,264
TOTAL COMMON STOCK
(Cost $2,291,530)		2,540,681
TOTAL INVESTMENTS — 91.7%
(Cost $2,291,530)		$2,540,681

Percentages are based on Net Assets of $2,771,973.
*	Non-income producing security.
(A)	Securities considered Master Limited Partnerships. At January 31, 2020, these securities amounted $45,946 or 1.7% of Net Assets.

ADR — American Depositary Receipt
Cl — Class

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL SMALL CAP FUND
JANUARY 31, 2020 (Unaudited)

The following is a summary of the inputs used as of January 31, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2 †	Level 3	Total

Common Stock
China	$79,238	$34,374	$—	$113,612
Denmark	—	63,612	—	63,612
Finland	—	50,440	—	50,440
France	—	393,983	—	393,983
Germany	—	282,058	—	282,058
Hong Kong	—	51,804	—	51,804
Hungary	—	67,967	—	67,967
Italy	—	124,470	—	124,470
Japan	—	364,167	—	364,167
Luxembourg	—	58,161	—	58,161
Norway	—	61,853	—	61,853
Spain	—	58,349	—	58,349
Switzerland	—	54,552	—	54,552
United Kingdom	97,697	415,692	—	513,389
United States	282,264	—	—	282,264
Total Common Stock	459,199	2,081,482	—	2,540,681
Total Investments in Securities	$459,199	$2,081,482	$—	$2,540,681

†	Represents securities trading outside the United States, the values of which were adjusted as a result of fair value.

For the period ended January 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

CMB-QH-013-1100

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL EQUITY FUND
JANUARY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.5%
	Shares	Value
DENMARK — 2.2%
Carlsberg ADR, Cl B	8,539	$248,570

FRANCE — 6.3%
Airbus ADR	6,896	252,945
AXA ADR	8,135	215,822
Danone ADR	14,177	226,123
		694,890
GERMANY — 8.6%
Deutsche Post ADR	6,562	228,489
E.ON ADR	20,824	234,687
SAP ADR	1,873	244,932
Siemens Healthineers ADR	10,290	240,971
		949,079
HONG KONG — 2.2%
AIA Group ADR	6,145	244,018

JAPAN — 0.6%
FANUC ADR	3,875	70,641

NETHERLANDS — 8.2%
AerCap Holdings *	3,707	209,854
ASML Holding	799	224,247
Koninklijke DSM ADR	8,077	244,976
NXP Semiconductors	1,838	233,169
		912,246
NORWAY — 1.8%
DNB ADR	11,052	193,631

SPAIN — 3.8%
ACS Actividades de Construccion y Servicios ADR *	28,479	186,822
Industria de Diseno Textil ADR	13,778	231,746
		418,568
UNITED KINGDOM — 7.8%
HSBC Holdings ADR	5,179	187,946
Lloyds Banking Group ADR	65,265	193,184
Reckitt Benckiser Group ADR	13,946	234,711
Smith & Nephew ADR	5,263	252,677
		868,518
UNITED STATES — 55.0%
Accor ADR	24,985	203,128
Alphabet *	166	237,841
American Express	1,998	259,480
American International Group	3,995	200,789
Biogen *	649	174,483
Booking Holdings *	125	228,819
Charles Schwab	5,042	229,663
Chevron	1,885	201,959
Citigroup	2,787	207,381

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL EQUITY FUND
JANUARY 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
Colgate-Palmolive	3,123	$230,415
Corteva	8,021	231,967
Delta Air Lines	3,735	208,189
Expeditors International of Washington	2,952	215,614
Gilead Sciences	3,335	210,772
Home Depot	1,018	232,206
HP	8,755	186,657
Incyte *	2,913	212,853
Johnson & Johnson	1,578	234,917
Marvell Technology Group	8,987	216,047
Medtronic	1,987	229,379
Prosus ADR *	14,959	217,653
Raytheon	1,007	222,487
Rockwell Automation	1,115	213,701
Skyworks Solutions	1,870	211,591
Twitter *	7,499	243,568
Verizon Communications	3,871	230,092
VICI Properties	4,800	128,640
VMware, Cl A *	1,879	278,205
		6,098,496
TOTAL COMMON STOCK
(Cost $9,088,617)		10,698,657
TOTAL INVESTMENTS — 96.5%
(Cost $9,088,617)		$10,698,657

Percentages are based on Net Assets of $11,086,679.
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

As of January 31, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the period ended January 31, 2020, there were no transfers in or out of Level 3.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi‑annual or annual financial statements.

CMB‑QH‑012-1700

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL ULTRA FOCUS FUND
JANUARY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.4%
	Shares	Value
FRANCE — 6.2%
Accor	38,000	$1,560,593
Airbus Group	13,000	1,921,013
		3,481,606
GERMANY — 3.8%
Deutsche Post	60,000	2,101,101

NETHERLANDS — 7.5%
AerCap Holdings *	45,000	2,547,450
NXP Semiconductors	13,000	1,649,180
		4,196,630
UNITED KINGDOM — 10.9%
BAE Systems	280,000	2,334,535
Lloyds Banking Group ADR	600,000	1,776,000
Rolls-Royce Holdings	226,559	2,004,444
		6,114,979
UNITED STATES — 66.0%
Adecco Group ADR	38,000	1,128,418
Air Lease	45,000	1,932,300
Alphabet *	1,250	1,790,975
American Express	13,000	1,688,310
CDK Global	40,000	2,147,200
Dow	30,000	1,382,100
Equitable Holdings	100,000	2,402,000
Gilead Sciences	26,000	1,643,200
Goldman Sachs Group	8,000	1,902,000
HP	80,000	1,705,600
Marvell Technology Group	80,000	1,923,200
Nutrien	28,000	1,195,320
ON Semiconductor *	120,000	2,778,000
Prosus ADR *	165,000	2,400,750
RWE ADR	60,000	2,081,400
Skyworks Solutions	10,000	1,131,500
Twitter *	70,000	2,273,600
Verizon Communications	30,000	1,783,200
VMware *	13,000	1,924,780
Yelp, Cl A *	50,000	1,630,000
		36,843,853
TOTAL COMMON STOCK
(Cost $46,372,337)		52,738,169

WARRANT — 3.3%
	Number of Warrants
UNITED STATES — 3.3%
American International Group, Expires 01/19/2021* (Cost $3,159,275)	200,000	1,818,000

TOTAL INVESTMENTS — 97.7%
(Cost $49,531,612)		$54,556,169

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL ULTRA FOCUS FUND
JANUARY 31, 2020 (Unaudited)

Percentages are based on Net Assets of $55,838,684.
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

As of January 31, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi‑annual or annual financial statements.

CMB‑QH‑010-2500